Business combinations - Additional information (Details) € in Thousands										1 Months Ended	12 Months Ended
	Dec. 30, 2023	May 31, 2023	Jan. 12, 2023 EUR (€)	Aug. 04, 2022 EUR (€)	Apr. 06, 2022 EUR (€)	Mar. 29, 2022 EUR (€)	Jun. 09, 2021 EUR (€)	May 06, 2021 EUR (€) shares	Mar. 02, 2021 EUR (€) tranche	May 31, 2023	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2025 EUR (€)	Apr. 29, 2022 EUR (€)	Apr. 28, 2022 EUR (€)
Business combinations
Percentage of voting interests acquired															70.00%
Additional paid-in capital											€ 653,840	€ 590,191
Share-based compensation expense											(39,712)	(28,637)	€ (15,431)
Gain of on remeasurement of the previously held equity-accounted investee											0	7,698
Payments to acquire ownership interest											€ 9,022	3,837
Bettech Gaming (PTY) LTD
Business combinations
Percentage of ownership interest in subsidiary sold		49.00%
Interact Sport Pty Ltd
Business combinations
Transaction costs													200
Percentage of ownership interest in subsidiary sold	100.00%										100.00%
Acquisition purchase agreement											€ 100
SportTech
Business combinations
Percentage of shares contributed				100.00%
Proportion of ownership interest in associate											49.00%
Pay paid for contribution to equity accounted investee				€ 27,900
SportTech AG
Business combinations
Proportion of ownership interest in associate										49.00%	49.00%
SportTech AG | Bettech
Business combinations
Contribution of business to an associate				€ 10,000
Aforoa Ltd
Business combinations
Percentage of voting interests acquired			100.00%
Cash transferred			€ 4,900
Fair value of contingent consideration			€ 1,400
First tranche additional contingent consideration											€ 800
Reassessment of contingent consideration											1,614
Transaction costs											100	100
Second tranche additional contingent consideration														€ 1,000
Sportradar US, LLC
Business combinations
Percentage of voting interests acquired						7.00%
Cash transferred						€ 28,200
Additional paid-in capital												3,200
Decrease in Additional Paid in capital						€ 31,400
Vaix Limited
Business combinations
Percentage of voting interests acquired					100.00%
Cash transferred					€ 21,700
Deferred consideration payable												5,800
Fair value of contingent consideration					18,800
Contingent consideration												19,500
Reassessment of contingent consideration											11,700
Revenue of acquiree since acquisition date												3,300
Profit (loss) of acquiree since acquisition date												400
Other comprehensive income of acquire												200
Transaction costs												400
Achievement of second milestone to be paid											5,500
Remaining contingent consideration to be received related to third tranche											11,000
Contingent cash consideration					23,400
Pro form revenue of acquire												4,400
Pro form profit loss of acquire												600
Cash payments					€ 23,400
Pro form net loss, since acquisition date												300
Ortec Sports B.V.
Business combinations
Percentage of voting interests acquired																100.00%
Cash transferred																€ 5,700
Revenue of acquiree since acquisition date												1,700
Profit (loss) of acquiree since acquisition date												700
Other comprehensive income of acquire												600
Pro form revenue of acquire												2,600
Pro form profit loss of acquire												1,000
Pro form net loss, since acquisition date												800
Deferred compensation paid											600
NSoft Group
Business combinations
Percentage of voting interests acquired															70.00%
Cash transferred															€ 12,000
Revenue of acquiree since acquisition date												14,400
Profit (loss) of acquiree since acquisition date												1,500
Other comprehensive income of acquire												1,300
Transaction costs												300
Pro form revenue of acquire												21,600
Pro form profit loss of acquire												2,300
Percentage of voting interest held before acquisition date in acquiree																40.00%
Percentage of additional voting interest acquired															30.00%
Pro form net loss, since acquisition date												2,000
Fair value of the previous held interest on the date of acquisition																€ 16,200
Carrying value of additional voting interest acquired															€ 8,300
Gain of on remeasurement of the previously held equity-accounted investee												7,700
Proportion of ownership interest in associate				49.00%
Fresh Eight Limited
Business combinations
Percentage of voting interests acquired									100.00%
Cash transferred									€ 11,600
Deferred consideration payable									500
Contingent consideration									€ 600
First tranche additional contingent consideration												4,400
Transaction costs													400
Number of tranches for paying contingent consideration | tranche									3
Second tranche additional contingent consideration											2,800
Third tranche additional contingent consideration											2,200
Contingent cash consideration									€ 8,200
Cash payments									€ 8,200
Atrium Sports Inc
Business combinations
Percentage of voting interests acquired								100.00%
Cash transferred								€ 183,000
Revenue of acquiree since acquisition date													19,100
Profit (loss) of acquiree since acquisition date													(15,500)
Other comprehensive income of acquire													(15,200)
Additional paid-in capital											1,800	2,400	3,200
Transaction costs													3,900
Cash payment								22,400
Pro form revenue of acquire													568,100
Pro form profit loss of acquire													1,200
Total purchase consideration								9,200
Remuneration								€ 13,200
Share-based compensation expense											1,600	3,700	7,000
Pro form net loss, since acquisition date													(9,800)
Number of instruments or interests issued or issuable | shares								1,805
Deposit liability													6,000
Estimated useful life for technology and customer base								10 years
Trade receivables contractual gross								€ 2,900
Uncollectible trade receivables date of acquisition								€ 900
Interact Sport Pty Ltd
Business combinations
Percentage of voting interests acquired							100.00%
Cash transferred							€ 4,700
Deferred consideration payable							400
Contingent cash consideration							3,000
Cash payments							€ 3,000
Deferred consideration payable with held period							15 months
Earn-out compensation paid											€ 800	1,300
Deferred compensation paid													€ 300
Bettech Gaming (PTY) LTD
Business combinations
Percentage of voting interests acquired				100.00%
Cash transferred				€ 7,000
Percentage of shares acquired				100.00%
Percentage of shares contributed				100.00%
Contribution of business to an associate				€ 10,000
Pay paid for contribution to equity accounted investee				€ 27,900
Gain on contribution of shares												3,000
Bettech Gaming (PTY) LTD | SportTech AG
Business combinations
Gain on contribution of shares												€ 3,000